Deferred Policy Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Summary of policy acquisition costs deferred and amortized
The following table presents the policy acquisition costs deferred and amortized (in millions):

December 31, 2020
Deferred policy acquisition costs, net at beginning of year	$—
Policy acquisition costs deferred during year	6.4
Policy acquisition costs amortized during year	(4.5)

Deferred policy acquisition costs, net at end of year	$1.9